Related party transactions - Key management remuneration (Details) R in Thousands	12 Months Ended
	Jun. 30, 2021 ZAR (R) person	Jun. 30, 2020 ZAR (R) person	Jun. 30, 2019 ZAR (R) person
Executive Directors
Disclosure of transactions between related parties
Salary	R 24,221
Retirement funding	1,078
Other benefits	2,984
Annual incentives	37,210
Total short-term benefits	65,493	R 22,944	R 46,948
Long-term incentive rights vested	4,824	2,657	25,025
Share-based payment	26,000
Prescribed Officers
Disclosure of transactions between related parties
Salary	35,540
Retirement funding	5,086
Other benefits	10,737
Annual incentives	41,454
Total short-term benefits	92,817	52,142	67,488
Long-term incentive rights vested	R 6,735	R 4,201	R 68,559
Number of members | person	7	6	8
Share-based payment	R 36,000
Former Joint CEOs and Presidents
Disclosure of transactions between related parties
Long-term incentive rights vested	6,182	R 3,765
Non-executive Directors
Disclosure of transactions between related parties
Board meeting fees	24,996
Lead Director fees	707
Committee fees	6,878
Ad hoc Special Board Committee Meeting	959
Total non-executive Director remuneration	R 33,540	R 39,743	R 32,455